T. ROWE PRICE Institutional International Disciplined Equity Fund
July 31, 2024 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 1.5%
Common Stocks 1.5%
BHP Group (GBP)  104,511 2,885
Total Australia (Cost $1,727) 2,885
BELGIUM 1.8%
Common Stocks 1.8%
Groupe Bruxelles Lambert  47,547 3,548
Total Belgium (Cost $3,731) 3,548
CANADA 4.0%
Common Stocks 4.0%
Allied Properties Real Estate
Investment Trust (1) 186,910 2,241
Exchange Income (1) 84,950 2,990
Power Corp. of Canada  85,900 2,486
Total Canada (Cost $7,416) 7,717
FINLAND 1.9%
Common Stocks 1.9%
Fortum  150,630 2,316
Sampo, Class A  32,733 1,435
Total Finland (Cost $3,307) 3,751
FRANCE 9.3%
Common Stocks 9.3%
Airbus  25,326 3,833
EssilorLuxottica  5,853 1,340
Euronext  26,372 2,666
Sanofi  30,354 3,129
Schneider Electric  7,021 1,692
TotalEnergies  36,689 2,475
Wendel  30,511 2,923
Total France (Cost $13,687) 18,058
GERMANY 8.3%
Common Stocks 5.6%
BASF  41,824 1,947
Continental  42,740 2,620
Infineon Technologies  82,987 2,883
Siemens  18,520 3,391
10,841
Preferred Stocks 2.7%
Henkel  27,260 2,332
Volkswagen  26,011 2,903
5,235
Total Germany (Cost $14,793) 16,076
Shares $ Value
(Cost and value in $000s)
HONG KONG 3.2%
Common Stocks 3.2%
AIA Group  441,000 2,950
Jardine Matheson Holdings (USD)  93,600 3,297
Total Hong Kong (Cost $7,049) 6,247
ITALY 0.9%
Common Stocks 0.9%
Tamburi Investment Partners  172,819 1,743
Total Italy (Cost $1,754) 1,743
JAPAN 19.2%
Common Stocks 19.2%
Hamamatsu Photonics  130,400 3,755
Hoshizaki  104,000 3,275
Hoya  15,300 1,917
Mitsubishi Electric  114,800 1,913
Nippon Sanso Holdings  82,300 2,690
Nippon Telegraph & Telephone  3,091,200 3,294
Olympus  137,500 2,374
Omron  61,100 2,267
Otsuka Holdings  32,200 1,641
Shimadzu  119,800 3,534
Shimano  14,600 2,590
Sony Group  31,300 2,780
Suntory Beverage & Food (1) 88,000 3,161
Tokyo Electron  10,100 2,113
Total Japan (Cost $31,834) 37,304
LUXEMBOURG 0.8%
Common Stocks 0.8%
CVC Capital Partners (2) 85,023 1,598
Total Luxembourg (Cost $1,436) 1,598
NETHERLANDS 8.9%
Common Stocks 8.9%
ASML Holding  3,903 3,634
DSM-Firmenich  3,086 394
EXOR  26,542 2,721
HAL Trust  24,815 3,066
Heineken  34,840 3,092
ING Groep (1) 123,487 2,241
Koninklijke Philips (2) 78,816 2,214
Total Netherlands (Cost $12,838) 17,362
NORWAY 0.9%
Common Stocks 0.9%
Storebrand  176,047 1,767
Total Norway (Cost $1,424) 1,767

T. ROWE PRICE Institutional International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
PHILIPPINES 1.7%
Common Stocks 1.7%
Ayala  321,850 3,238
Total Philippines (Cost $4,189) 3,238
SPAIN 3.8%
Common Stocks 3.8%
Amadeus IT Group  45,890 3,022
Cellnex Telecom  86,522 3,018
Iberdrola  103,309 1,365
Total Spain (Cost $6,264) 7,405
SWEDEN 5.6%
Common Stocks 5.6%
Industrivarden, Class C  79,657 2,700
Investor, Class B  95,289 2,705
Kinnevik, Class B  315,881 2,649
L E Lundbergforetagen, Class B (1) 54,688 2,765
Total Sweden (Cost $8,092) 10,819
SWITZERLAND 7.6%
Common Stocks 7.6%
Barry Callebaut  1,452 2,336
Cie Financiere Richemont, Class A  19,316 2,946
Nestle  36,817 3,729
Novartis  23,734 2,650
Roche Holding  9,442 3,057
Total Switzerland (Cost $10,912) 14,718
UNITED KINGDOM 15.4%
Common Stocks 15.4%
Anglo American  91,844 2,784
BP  547,869 3,239
GSK  116,226 2,257
Shares $ Value
(Cost and value in $000s)
Hiscox  140,883 2,301
Mondi  121,703 2,379
National Grid  189,126 2,400
Reckitt Benckiser Group  23,240 1,250
Shell  78,814 2,874
Smith & Nephew  157,084 2,264
Smiths Group  130,691 3,002
Standard Chartered  288,548 2,850
Unilever (EUR)  37,770 2,314
Total United Kingdom (Cost
$25,627) 29,914
SHORT-TERM INVESTMENTS 3.5%
Money Market Funds 3.5%
T. Rowe Price Government Reserve
Fund, 5.36% (3)(4) 6,761,498 6,761
Total Short-Term Investments
(Cost $6,761) 6,761
SECURITIES LENDING COLLATERAL 4.6%
INVESTMENTS IN A POOLED ACCOUNT
THROUGH SECURITIES LENDING PROGRAM
WITH JPMORGAN CHASE BANK 4.6%
Money Market Funds 4.6%
T. Rowe Price Government Reserve
Fund, 5.36% (3)(4) 9,024,280 9,024
Total Investments in a Pooled Account through
Securities Lending Program with JPMorgan Chase
Bank 9,024
Total Securities Lending Collateral
(Cost $9,024) 9,024
Total Investments in
Securities  102.9%
(Cost $171,865) $ 199,935
Other Assets Less Liabilities
(2.9)% (5,723)
Net Assets 100.0% $ 194,212
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at July 31, 2024.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
EUR Euro
GBP British Pound
USD U.S. Dollar

T. ROWE PRICE Institutional International Disciplined Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.36% $ — $ — $ 302++
Totals $ —# $ — $ 302+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
07/31/24
T. Rowe Price Government Reserve Fund, 5.36% $ 6,550  ¤  ¤ $ 15,785
Total $ 15,785^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $302 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $15,785.

T. ROWE PRICE Institutional International Disciplined Equity Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional International Disciplined Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus. At a Board meeting held on February 5, 2024, the Board approved the reorganization of the fund into the T. Rowe Price International Disciplined
Equity Fund (Acquiring fund). The reorganization will be structured as a tax-free reorganization for federal income tax purposes whereby the Acquiring fund will acquire substantially all of the assets and liabilities of the fund in exchange for
I Class shares of the Acquiring fund. The reorganization is anticipated to close on or around September 13, 2024. After the reorganization, the fund will be formally terminated.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are

T. ROWE PRICE Institutional International Disciplined Equity Fund

valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ — $ 178,915 $ — $ 178,915
Preferred Stocks — 5,235 — 5,235
Short-Term Investments 6,761 — — 6,761
Securities Lending Collateral 9,024 — — 9,024
Total $ 15,785 $ 184,150 $ — $ 199,935

T. ROWE PRICE Institutional International Disciplined Equity Fund

significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
E177-054Q3 07/24